Owners' Capital (Predecessor) (Details) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014 item	Jul. 01, 2013	Mar. 31, 2013 Predecessor item
Owners' capital
Number of registered and/or bearer shares into which authorized share capital of each ship owning entity is divided		500,000,000	500
Par value of registered and/or bearer shares of each ship owning entity (in dollars per share)		$ 0.01	$ 0.00
Number of votes entitled to shareholders	1		1